AXP(R)
High Yield
Tax-Exempt Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
  Express(R)
Funds

(icon of lock)

AXP High Yield Tax-Exempt Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
  EXPRESS(R)

More Yield, Less Taxes

Most of the time, making money means paying taxes. But investors still can enjoy income that generally is free from federal taxes by taking advantage of tax-exempt bonds. AXP High Yield Tax-Exempt Fund strives to provide the maximum amount of tax-free income by focusing on municipal bonds that pay above-average interest. However, certain income may be subject to state or local or the alternative minimum tax. To reduce the investment risk, the Fund holds a large, widely diversified portfolio of bonds providing protection to shareholders seeking to avoid the impact of default by an individual bond. The result may be a superior after-tax return for investors in higher tax brackets.

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                   3
From the Portfolio Manager                          3
Fund Facts                                          5
The 10 Largest Holdings                             6
Making the Most of the Fund                         7
The Fund's Long-term Performance                    8
Independent Auditors' Report (Fund)                 9
Financial Statements (Fund)                        10
Notes to Financial Statements (Fund)               13
Independent Auditors' Report (Portfolio)           20
Financial Statements (Portfolio)                   21
Notes to Financial Statements (Portfolio)          24
Investments in Securities                          26
Federal Income Tax Information                     53


AXP HIGH YIELD TAX-EXEMPT FUND

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through retirement plans of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Kurt Larson
Kurt Larson
Portfolio manager

From the Portfolio Manager
AXP High Yield Tax-Exempt Fund's interest income was largely stable during the past fiscal year, while a second-half rally by municipal bonds enhanced its overall performance for the period as a whole. On a total return basis, which includes net asset value change and interest income, the Fund's Class A shares generated 6.55% (excluding the sales charge) for the December 1999 through November 2000 period.

Although there were few clear indications of an impending rise in the inflation rate, concern about that possibility dominated the investment environment for

ANNUAL REPORT - 2000
the first several  months.  That concern was shared by the Federal  Reserve (the
Fed), which raised short-term interest rates three times in an effort to cool down a red-hot economy and relieve potential upward pressure on inflation. The result for most sectors of the bond market, including municipal bonds, was an overall rise in interest rates and a concurrent decline in prices. For the Fund, it meant an erosion in its net asset value.

But by early summer, the mood among bond investors had improved as inflation continued to appear under control. More important, the Fed decided to refrain from additional interest-rate increases over the rest of the fiscal year. Those factors spawned increased bond buying and, ultimately, a decline in municipal bond rates. That, in turn, drove up bond prices, allowing the Fund to more than recoup its earlier net asset value decline.

SWITCHING STRATEGIES
Early in the period, when interest rates were rising, my strategy was to keep a shorter-than-average duration in the portfolio. (Duration, a function of the average maturity of the bond holdings, influences how price-sensitive the Fund is to interest-rate changes. Generally, the longer the maturity, the greater the sensitivity.) While that couldn't avoid the negative effect of the rate rise, it did cushion the Fund's value somewhat. Later, when rates leveled off and eventually declined, I lengthened the duration. That enhanced performance during the last several months of the period.

Looking at other factors affecting the municipal market, the supply of new bonds declined from the level of recent years. However, that positive trend was essentially negated by relatively weak demand on the part of institutional and individual investors for municipal bond mutual funds.

As for the portfolio mix, as usual I kept a portion (about 21%) of the portfolio invested in low-grade municipal bonds, whose higher interest income helped shore up the Fund's interest income. This resulted in something of a trade-off, though, as prices on low-grade issues slipped a bit. Nearly all the rest of the investments were in investment-grade, or higher-quality, municipals, which enjoyed the best price performance.

Heading into the new fiscal year, the economy appears to be growing at a slower pace than in recent years. If that holds true, I think inflation is likely to remain under control, ultimately keeping municipal bond interest rates relatively stable or slightly lower. While such an environment wouldn't allow for much price appreciation, the Fund's interest income probably would remain near its current level.

Kurt Larson

Note to shareholders: In January 2001, Terry Fettig succeeded Kurt Larson as portfolio manager of AXP High Yield Tax-Exempt Fund.

AXP HIGH YIELD TAX-EXEMPT FUND

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                     $4.36
Nov. 30, 1999                                                     $4.34
Increase                                                          $0.02

Distributions -- Dec. 1, 1999 - Nov. 30, 2000
From income                                                       $0.25
From long-term capital gains                                      $  --
Total distributions                                               $0.25
Total return**                                                   +6.55%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                     $4.36
Nov. 30, 1999                                                     $4.34
Increase                                                          $0.02

Distributions -- Dec. 1, 1999 - Nov. 30, 2000
From income                                                       $0.22
From long-term capital gains                                      $  --
Total distributions                                               $0.22
Total return**                                                   +5.75%

Class C -- June 26, 2000* - Nov. 30, 2000
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                     $4.36
June 26, 2000*                                                    $4.29
Increase                                                          $0.07

Distributions -- June 26, 2000* - Nov. 30, 2000
From income                                                       $0.09
From long-term capital gains                                      $  --
Total distributions                                               $0.09
Total return**                                                   +3.90%***

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                     $4.38
Nov. 30, 1999                                                     $4.35
Increase                                                          $0.03

Distributions-- Dec. 1, 1999 - Nov. 30, 2000
From income                                                       $0.26
From long-term capital gains                                      $  --
Total distributions                                               $0.26
Total return**                                                   +6.92%

    * Inception date.
   ** The  total  return  is a  hypothetical  investment  in the  Fund  with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
  *** The total return for Class C is not annualized.

ANNUAL REPORT - 2000

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The 10 Largest Holdings

                                              Percent              Value
                                          (of net assets)  (as of Nov. 30, 2000)

Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1991A
5.75% 2019                                      1.08%          $52,789,001
New Hampshire Industrial Development Authority
Pollution Control Revenue Bonds State Public Service Series 1991B
7.50% 2021                                      1.08            52,522,938
Northern California Power Agency
Geothermal #3 Revenue Bonds
5.00% 2009                                      1.04            50,903,601
Texas  Alliance  Airport  Authority  Special  Facility
Revenue  Bonds  American
Airlines Series 1990 A.M.T.
7.50% 2029                                       .78            38,183,155
Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1989A
5.50% 2011                                       .77            37,595,880
San Jose California Redevelopment Agency Merged Area
Tax Allocation Bonds Series 1993 Inverse Floater
6.22% 2014                                       .71            34,859,999
Eastern Northern Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1989A
7.50% 2010                                       .70            34,199,060
Sacramento California Municipal Utility District Electric
Revenue Bonds
5.63% 2015                                       .63            30,668,400
Farmington New Mexico Pollution Control
Refunding Revenue Bonds State Public Service San Juan Series 1994A
6.40% 2023                                       .60            29,374,347
Chicago  Illinois  O'Hare  International  Airport
General Airport Revenue Bonds
Series 1990A A.M.T.
6.00% 2018                                       .60            29,106,719

Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.).
For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 7.99% of net assets

AXP HIGH YIELD TAX-EXEMPT FUND

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2000

The Fund's Long-term Performance

            How $10,000 has grown in AXP High Yield Tax-Exempt Fund
$30,000



$20,000             Lipper General X       Lehman Brothers X
              Municipal Debt Index    Municipal Bond Index        X $17,640
                                                                  AXP High Yield
                                                                 Tax-Exempt Fund
                                                                         Class A
$9,525
               (The printed version of this chart contains
                a line graph with three lines corresponding to the two Indices and Fund noted above.)

'90   '91   '92   '93    '94    '95   '96   '97   '98   '99   '00

Average Annual Total Returns (as of Nov. 30, 2000)
            1 year           5 years        10 years (A) Since inception (B&Y)
Class A     +1.50%            +3.60%           +5.84%               --%
Class B     +1.75%            +3.66%              --%           +4.79%*
Class Y     +6.92%            +4.82%              --%           +5.92%*

* Inception date was March 20, 1995.

Assumes: Holding period from 12/1/90 to 11/30/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $8,750. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Index. In comparing AXP High Yield Tax-Exempt Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. Class C became effective June 26, 2000 and therefore performance information is not presented.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper General Municipal Debt Index, an unmanaged index published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP HIGH YIELD TAX-EXEMPT FUND

The  financial   statements   contained  in  Post-Effective   Amendment  #40  to
Registration Statement No. 2-63552 filed on or about January 23, 2001, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP High Yield Tax-Exempt Fund, Inc.
Fiscal year ended Nov. 30, 2000

Class A
Exempt-interest dividends -- taxable status explained below.

Payable date                                                        Per share
Dec. 22, 1999                                                        $0.02037
Jan. 24, 2000                                                         0.02300
Feb. 24, 2000                                                         0.02183
March 23, 2000                                                        0.01969
April 24, 2000                                                        0.02233
May 24, 2000                                                          0.02133
June 21, 2000                                                         0.01956
July 24, 2000                                                         0.02214
Aug. 24, 2000                                                         0.02111
Sept. 21, 2000                                                        0.01916
Oct. 24, 2000                                                         0.02263
Nov. 21, 2000                                                         0.01939
Total distributions                                                  $0.25254

Class B
Exempt-interest dividends -- taxable status explained below.

Payable date                                                        Per share
Dec. 22, 1999                                                        $0.01775
Jan. 24, 2000                                                         0.02007
Feb. 24, 2000                                                         0.01910
March 23, 2000                                                        0.01721
April 24, 2000                                                        0.01948
May 24, 2000                                                          0.01871
June 21, 2000                                                         0.01710
July 24, 2000                                                         0.01920
Aug. 24, 2000                                                         0.01833
Sept. 21, 2000                                                        0.01664
Oct. 24, 2000                                                         0.01971
Nov. 21, 2000                                                         0.01687
Total distributions                                                  $0.22017

ANNUAL REPORT - 2000

Class C
Exempt-interest dividends -- taxable status explained below.

Payable date                                                        Per share
July 24, 2000                                                        $0.01871
Aug. 24, 2000                                                         0.01843
Sept. 21, 2000                                                        0.01683
Oct. 24, 2000                                                         0.01979
Nov. 21, 2000                                                         0.01698
Total distributions                                                  $0.09074

Class Y
Exempt-interest dividends -- taxable status explained below.

Payable date                                                        Per share
Dec. 22, 1999                                                        $0.02065
Jan. 24, 2000                                                         0.02336
Feb. 24, 2000                                                         0.02251
March 23, 2000                                                        0.02026
April 24, 2000                                                        0.02301
May 24, 2000                                                          0.02090
June 21, 2000                                                         0.02019
July 24, 2000                                                         0.02283
Aug. 24, 2000                                                         0.02176
Sept. 21, 2000                                                        0.01975
Oct. 24, 2000                                                         0.02326
Nov. 21, 2000                                                         0.01998
Total distributions                                                  $0.25846

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

AXP HIGH YIELD TAX-EXEMPT FUND

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Source of income by state
Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 2000 are listed below.

Alabama                        0.805%
Alaska                         0.263
Arizona                        1.549
Arkansas                       0.228
California                     9.560
Colorado                       8.133
Connecticut                    0.177
Delaware                       0.001
Florida                        4.838
Georgia                        2.305
Hawaii                         0.322
Illinois                       7.929
Indiana                        2.434
Iowa                           0.739
Kansas                         0.259
Kentucky                       1.069
Louisiana                      2.697
Maine                          0.210
Maryland                       0.869
Massachusetts                  3.092
Michigan                       3.925
Minnesota                      5.214
Mississippi                    0.678
Missouri                       0.620
Nebraska                       0.031
Nevada                         1.012
New Hampshire                  2.329
New Jersey                     0.203
New Mexico                     2.120
New York                       6.553
North Carolina                 3.988
North Dakota                   0.339
Ohio                           2.846
Oklahoma                       1.015
Oregon                         0.722
Pennsylvania                   3.495
Puerto Rico                    0.007
South Carolina                 0.975
South Dakota                   0.619
Tennessee                      0.488
Texas                          7.985
Utah                           1.812
Virginia                       0.924
Washington                     2.064
Washington, DC                 0.351
West Virginia                  1.078
Wisconsin                      0.868
Wyoming                        0.260

ANNUAL REPORT - 2000

American
  Express(R)
Funds

AXP High Yield Tax-Exempt Fund
70100 AXP Financial Center
Minneapolis, MN 55474

PRSRT STD AUTO
U.S. POSTAGE
PAID
AMERICAN
EXPRESS

S-6430 U (1/01)

AMERICAN
  EXPRESS(R)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.